Note 18 - Subsequent Events (Details Textual)	2 Months Ended	12 Months Ended
	Feb. 27, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement	897,980	671,253		334,761
Weighted average exercise price of share options granted in share-based payment arrangement	$ 13.88	$ 10.22		$ 1.36